Capital structure and financial items - Cash and cash equivalents, financial resources and free cash flow- Narrative (Details) - DKK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Restricted cash and cash equivalents	kr 653	kr 509